As filed with the Securities and Exchange Commission on July 30, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09447

Jacob Internet Fund Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Name and address of agent for service)

(310) 421-4942
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2007

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments
May 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.8%
	Internet - Commerce - 14.7%
998,573	Autobytel Inc. *(a)	$4,353,778
21,000	Ctrip.com International Ltd. - ADR ^(a)	1,604,610
24,821	Digital River, Inc. *(a)	1,276,296
40,000	E*TRADE Financial Corporation *(a)	958,000
35,000	eBay Inc. *	1,139,600
21,789	Monster Worldwide Inc. *	1,028,659
1,161,988	Napster Inc. *(a)	4,357,455
47,800	TD Ameritrade Holding Corporation *	981,334
		15,699,732
	Internet - Communications - 11.6%
617,900	Airspan Networks Inc. *(a)	2,039,070
253,400	Alvarion Limited *^	2,141,230
537,240	deltathree, Inc. - Class A *(a)	730,646
725,653	Openwave Systems Inc. *(a)	7,474,226
		12,385,172
	Internet - Infrastructure - 29.1%
1,000	Adobe Systems Incorporated *(a)	44,080
419,351	Agile Software Corporation *	3,363,195
1,700	Akamai Technologies, Inc. *(a)	75,157
30,000	Apple Computer, Inc. *	3,646,800
344,513	CDC Corporation - Class A *^(a)	2,869,793
50,474	Macrovision Corporation *(a)	1,410,748
23,937	NaviSite, Inc. *	160,378
400,000	Novell, Inc. *	3,128,000
140,000	Red Hat, Inc. *(a)	3,438,400
40,000	SanDisk Corporation *(a)	1,742,000
160,000	SiRF Technology Holdings, Inc. *(a)	3,472,000
126,588	SumTotal Systems, Inc. *	1,002,577
322,000	Sun Microsystems, Inc. *	1,642,200
555,607	webMethods, Inc. *	5,111,585
		31,106,913
	Internet - Media Content - 42.4%
10,000	Baidu.com, Inc. - ADR *^	1,406,300
293,000	CNET Networks, Inc. *(a)	2,657,510
28,000	Electronic Arts Inc. *	1,368,360
12,000	Google Inc. *(a)	5,973,000
761,200	Hollywood Media Corp. *	3,364,504
42,688	InfoSpace, Inc. *(a)	1,045,002
209,855	Jupitermedia Corporation *(a)	1,510,956
1,473	Move, Inc. *	6,187
120,000	News Corporation - Class A	2,650,800
1,356,461	ROO Group, Inc. *	3,364,023
78,500	SINA Corp *^(a)	3,132,935
244,300	Sohu.com Inc. *^(a)	6,378,673
366,735	SourceForge Inc. *	1,624,636
51,368	Take-Two Interactive Software, Inc. *(a)	1,057,667
300,000	Tencent Holdings Limited (HK)^	1,293,946
155,947	TheStreet.com	1,815,223

Jacob Internet Fund
Schedule of Investments
May 31, 2007 (Unaudited), Continued

Shares		Value
	Internet - Media Content - (continued)
58,143	THQ Inc. *(a)	$1,982,676
164,274	Yahoo! Inc. *(a)	4,714,664
		45,347,062
	TOTAL COMMON STOCKS (Cost $88,059,317)	104,538,879
Principal
Amount
	SHORT TERM INVESTMENTS - 1.6%
	U.S. Government Agency Obligations - 0.6%
$ 669,000	Federal Home Loan Bank, 4.90%, 06/01/2007	669,000
	Total U.S. Government Agency Obligations	669,000
	Variable Rate Demand Notes # - 1.0%
500,000	American Family Financial Services, 4.94%	500,000
494,502	Wisconsin Corporate Central Credit Union, 4.99%	494,502
	Total Variable Rate Demand Notes	994,502
	TOTAL SHORT TERM INVESTMENTS (Cost $1,663,502)	1,663,502

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 40.4%
	Commercial Paper - 17.8%
1,500,000	Antalis Funding,
	5.30%, Due 06/01/07	1,499,775
1,000,000	Duke Funding,
	5.32%, Due 06/13/07	998,100
2,000,000	Fenway Funding LLC,
	5.34%, Due 06/07/07	1,997,960
1,500,000	KKR Atlantic Funding,
	5.32%, Due 06/22/07	1,495,170
1,000,000	Kommunalkredit Austria AG,
	5.30%, Due 06/11/07	998,390
2,000,000	Laguna ABS Ltd.,
	5.32%, Due 06/27/07	2,000,000
2,000,000	Nelnet Student Asset Funding,
	5.31%, Due 06/05/07	1,998,540
1,000,000	Ocala Funding LLC,
	5.32%, Due 06/14/07	997,950
2,000,000	Park Granada LLC,
	5.35%, Due 06/01/07	2,000,000
1,000,000	RAMS Funding,
	5.33%, Due 06/19/07	997,220
1,000,000	Stratford Receivables Co. LLC,
	5.32%, Due 06/12/07	998,240
1,000,000	Thornburg Mortgage Capital,
	5.33%, Due 06/08/07	998,830
2,000,000	Valcour Bay Capital Co. LLC,
	5.33%, Due 06/18/07	1,994,740
	Total Commercial Paper	18,974,915
Shares
	Money Market Mutual Funds - 1.2%
1,236,419	AIM Short-Term Liquid Assets Portfolio - Institutional Class	1,236,419
56,436	Federated Prime Obligations Fund	56,436
	Total Money Market Mutual Funds	1,292,856

Jacob Internet Fund
Schedule of Investments
May 31, 2007 (Unaudited), Continued

Principal
Amount		Value
	Repurchase Agreements - 21.4%
$ 4,000,000	Credit Suisse, 5.36%, Dated 05/31/07, Due 06/01/07,
	(Collateralized by a Fannie Mae Collateralized Mortgage
	Obligation. Repurchase Proceeds are $4,000,596.)	$4,000,000
5,000,000	Credit Suisse, 5.36%, Dated 05/31/07, Due 06/01/07,
	(Collateralized by a Countrywide Alternative Loan Trust
	Collateralized Mortgage Obligation, CitiMortgage Alternative
	Loan Trust Collateralized Mortgage Obligation, and
	Washington Mutual Mortgage Pass-Through Certificates.
	Repurchase Proceeds are $5,000,745.)	5,000,000
1,900,000	Merrill Lynch, 5.30%, Dated 05/31/07, Due 06/01/07,
	(Collateralized by a U.S. Government Agency Collateralized
	Mortgage Obligation. Repurchase Proceeds are $1,900,278.)	1,900,000
12,000,000	Morgan Stanley, 5.35%, Dated 05/31/07, Due 06/01/07,
	(Collateralized by Fannie Mae Collateralized Mortgage
	Obligations. Repurchase Proceeds are $12,001,767.)	12,000,000
	Total Repurchase Agreements	22,900,000
	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $43,167,771)	43,167,771
	TOTAL INVESTMENTS (Cost $132,890,590) - 139.8%	149,370,152
	LIABILITIES LESS OTHER ASSETS - (39.8)%	(42,500,407)
	TOTAL NET ASSETS - 100.0%	$106,869,745

*	Non Income Producing.
^	Foreign Security.
ADR	American Depository Receipt.
(a)	All or portion of shares are on loan.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
#	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of May 31, 2007.

The cost basis of investments for federal income tax purposes at May 31, 2007 was as follows*:

Cost of investments	$132,791,428
Gross unrealized appreciation	22,072,833
Gross unrealized depreciation	(5,593,271)
Net unrealized appreciation	$16,479,562

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Jacob Internet Fund Inc.

By (Signature and Title)   /s/ Ryan Jacob
Ryan Jacob, President

Date   07/30/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Ryan Jacob
Ryan Jacob, President

Date   07/30/07

By (Signature and Title)   /s/ Francis Alexander
Francis Alexander, Treasurer

Date   07/30/07